LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2024
LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS
Disclosure of detailed information about borrowings	TORM has the following debt facilities as of December 31, 2024.

Debt Facility	Maturity	Outstanding amount 2024 (USDm)	Outstanding amount 2023 (USDm)	Outstanding amount 2022 (USDm)
Senior Unsecured Bonds	2029	200.0	—	—
Syndicated Facilities 2023	2029	160.0	224.0	—
Syndicated Facilities 2020	Repaid	—	—	143.8
Danish Ship Finance Facility 2020	2031	245.6	192.6	201.8
ING Facility 2023	2029	51.4	57.9	—
HCOB Facility 2023	Repaid	—	31.2	—
HCOB Facilities 2020-2021	Repaid	—	—	63.5
HCOB Facility 2024	2031	87.5	—	—
KfW Facility 2019	2032	31.8	34.8	37.9
CEXIM 2016	Repaid	—	—	41.1
Other credit facilities	2026	1.9	4.8	4.9
Total		778.2	545.3	493.0
TORM has the following undrawn facilities as of December 31, 2024.

Undrawn Facility	Maturity	Undrawn amount 2024 (USDm)	Undrawn amount 2023 (USDm)	Undrawn amount 2022 (USDm)
Syndicated Facilities 2023 - RCF	2029	100.0	100.0	—
Syndicated Facilities 2020 - RCF	Cancelled	—	—	92.6
Syndicated Facilities 2024 - RCF	2031	149.5	—	—
HCOB Facility 2023 - RCF	Cancelled	—	24.9	—
DSF Additional Facility	Cancelled	—	52.6	—
Syndicated Bridge to Bond Facility	Cancelled	—	165.0	—
HCOB Facility 2024 - RCF	2031	74.1	—	—
Total		323.6	342.5	92.6

Lease Facility	Maturity	Outstanding amount 2024 (USDm)	Outstanding amount 2023 (USDm)	Outstanding amount 2022 (USDm)
Bocomm Leasing Facilities 2019-2021	2032	135.6	148.9	162.2
Bocomm Leasing Facilities 2019	Repaid	—	—	49.4
Springliner Leases	2026	25.0	27.9	30.7
China Development Bank Financial Leasing	2032	136.5	149.0	160.8
China Merchant Bank Financial Leasing	2033	159.5	195.8	37.3
Showa Leasing	Repaid	—	—	18.7
Eifuku Leasing	Repaid	—	—	20.9
Total		456.6	521.6	480.0

		2024			2023			2022
USDm	Fixed/ floating	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾
Borrowings
Syndicate Facility⁵⁾	Floating	2029	7.2%	160.0	2028	6.6%	224.0	2026	7.6%	143.8
Bond Facility⁵⁾	Fixed	2029	9.9%	200.0	—	—	—	—	—	—
DSF Facility⁵⁾	Floating	2029	6.4%	123.8	2029	5.9%	140.1	2027	6.7%	201.8
DSF Facility 2⁵⁾	Floating	2029	6.2%	92.0	2029	5.8%	52.5	—	—	—
DSF Facility 3⁵⁾	Floating	2031	6.2%	29.8	—	—	—	—	—	—
HCOB Facility⁵⁾	Floating	2031	7.4%	87.5	2029	7.8%	31.2	2025	9.9%	42.4
ING⁵⁾	Floating	2029	6.4%	51.4	2029	5.9%	57.9	—	—	—
KFW Facility⁵⁾	Floating	2032	7.1%	31.8	2032	6.4%	34.8	2032	7.1%	37.9
BoComm 2 (USD)³⁾	Floating	2032	7.6%	62.1	2032	7.0%	66.7	2031	7.4%	71.3
BoComm 3 (USD)³⁾	Floating	2029	7.9%	73.5	2029	7.3%	82.2	2029	7.8%	90.9
CDBL³⁾	Fixed	2032	6.1%	136.5	2032	5.7%	149.0	2029	5.8%	160.8
Springliner (USD)³⁾	Fixed	2026	4.8%	25.0	2026	4.8%	27.9	2026	4.8%	30.7
CMBFL³⁾	Fixed	2033	5.8%	159.5	2033	5.7%	195.8	2033	4.9%	37.3
Other credit facilities	Floating	2026	4.3%	1.8	2026	4.7%	4.8	2026	3.1%	4.9
CEXIM (USD)⁵⁾	Floating	—	—	—	—	—	—	2030	7.0%	41.1
HCOB Facility 2⁵⁾	Floating	—	—	—	—	—	—	2026	8.3%	21.1
BoComm 1 (USD)³⁾	Floating	—	—	—	—	—	—	2025	8.7%	49.4
Eifuku (USD)³⁾	Floating	—	—	—	—	—	—	2026	7.9%	20.9
Showa (USD)³⁾	Floating	—	—	—	—	—	—	2024	8.6%	18.7
Weighted average effective interest rate⁴⁾			7.1%			6.2%			7.1%
Total borrowings				1,234.7			1,066.9			973.0
Borrowing costs				(17.0)			(13.9)			(11.1)
Right-of-use lease liabilities				8.6			6.6			5.0
Total				1,226.3			1,059.6			966.9
Hereof non-current				1,061.0			886.9			849.8
Hereof current				165.3			172.7			117.1
¹⁾ Effective interest rate includes deferred borrowing costs.
²⁾ Because of the floating interest rate, the carrying value of the Group's borrowings is approximately equal to the fair value except for fixed rate borrowings, where the fair value amounts to USD 544.8m (2023: USD 402.8m, 2022: USD 223.5m (compared to a total carrying value as of December 31, 2024 of USD 521.0m, 2023: USD 372.7m, 2022: USD 233.7m).
³⁾ Lease debt recognized under sale and leaseback arrangement with repurchase options (accounted for as finance transactions).
⁴⁾ Please refer to Note 24 for average interest rate including hedges.
⁵⁾ Facility with financial covenant. Total carrying value amounts to USD 776.3m as of December 31, 2024 (2023: USD 540.5m, 2022:
USD 488.1m).